Description of Business - Additional Information (Details) - Clean Spark Inc [Member] - USD ($)	Jun. 26, 2024	Jun. 30, 2024
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 155,000,000
Severance obligations	$ 5,000,000
Volume-weighted average price per share | $ / shares		$ 16.587